Business Combinations Under Common Control	12 Months Ended
Dec. 31, 2018
BUSINESS COMBINATIONS UNDER COMMON CONTROL
Disclosure of business combinations [text block]

6.    BUSINESS COMBINATIONS UNDER COMMON CONTROL.

Corporate restructuring project

Considering the high priority given to renewable energies in the Open Power strategy, and with the purpose of consolidating a vehicle that maximizes this strategy, on August 25, 2017 Enel Chile proposed for the consideration of Enel S.p.A., a corporate restructuring (hereinafter "the Restructuring of Renewable Assets") which consisted of integrating the renewable energy assets in Chile maintained by Enel Green Power Latin America S.A. ("EGPL") with Enel Chile, which in turn controlled the conventional power generation assets belonging to Enel Generación Chile S.A. ("Enel Generación Chile") and the electricity distribution assets belonging to Enel Distribución Chile S.A..

Enel Chile and Enel Generación Chile are entities registered with the Financial Market Commission of Chile and have American Depository Receipts ("ADS") traded on the New York Stock Exchange, and are therefore also subject to regulation by the Securities and Exchange Commission of the United States of America.

EGPL was an indirect subsidiary of Enel S.p.A., actually controlled by Enel Green Power SpA. (“EGP”).

The Reorganization involved two principal phases, each of which was conditional on the implementation of the other, as follows:

i)	Public tender offer

Enel Chile presented a public tender offer (the “Tender Offer”) for all of the shares (including in the form of American Depositary Shares (“ADSs”)) of its subsidiary Enel Generación Chile held by non-controlling interests (equivalent to approximately 40% of the share capital). The Tender Offer consideration was paid in cash, subject to the condition that tendering Enel Generación Chile shareholders agreed to use Ch$236 of the Ch$590 cash tender offer consideration for each Enel Generación Chile share and Ch$7,080 of the Ch$17,700 cash tender offer consideration for each Enel Generación Chile ADS to subscribe for shares of Enel Chile common stock at a subscription price of Ch$82 per Enel Chile share (or Ch$4,100 per Enel Chile ADS) (the “Share/ADS Subscription Condition”).

ii)	Capital increase

Enel Chile undertook  a capital increase to make available a sufficient number of shares of Enel Chile common stock to deliver to tendering holders of Enel Generación Chile shares and ADSs to satisfy the Share/ADS Subscription Condition.

In connection with the capital increase, in accordance with Chilean law, Enel Chile made a preemptive rights offering, in which shareholders or third parties could exercise their subscription rights and pay Ch$82 per share subscribed for Enel Generación Chile shares and ADSs.

iii)	Merger

After the Tender Offer was declared successful, EGPL merged with Enel Chile (the "Merger"). Consequently, the renewable assets held by EGPL were integrated into Enel Chile.

On December 20, 2017, the Extraordinary Shareholders' Meeting of Enel Chile approved the Reorganization, subject to compliance with the conditions established for the Public Offering, Capital Increase and Merger. The Board also approved the capital increase of Enel Chile in the amount of Ch$1,891,727,278,668, through the issuance of 23,069,844,862 new common shares, all of the same series and without par value, at the price and other conditions approved by the Board.

Finally, on March 25, 2018, the amendments to Enel Chile's by-laws were approved to reflect the merger, capital increase and expansion of Enel Chile's corporate purpose, among other provisions. The preemptive rights offering took place between February 16 and March 22, 2018; the shares were subscribed between February 15 and March 16, 2018 to cover the capital increase; and the Reorganization (including the Merger) was completed and became effective as of April 2, 2018 and resulted in an increase of Enel Chile's ownership in Enel Generación Chile from 59.98% to 93.55% and the merger of Enel Chile with EGPL effective as from this date, a process whereby Enel S.p.A. increased its total interest in Enel Chile to 61.93%.

Since the date of acquisition, EGP Chile Group has contributed revenue of ThCh$52.892.734 and pretax income of $THCh$30.471.438  to the profit and loss of Enel Chile for the period ended December 31, 2018. If the acquisition had occurred on January 1, 2018, it is estimated that the consolidated revenue for the year ended December 31, 2018 would have increased by ThCh$71.072.559 and the consolidated gain before tax would have increased by ThCh$43.360.620.

Carrying amount of the assets and liabilities of EGPL at merger date:

Identifiable net assets acquired	ThCh$
Cash and cash equivalents	12,173,982
Other current financial assets	8,460
Other current non-financial assets	3,832,583
Trade and other current receivables	27,414,273
Current accounts receivables to related parties	73,749,131
Inventories	2,851,171
Current tax assets	2,750,250
Other non-current financial assets	5,685,422
Other non-current non-financial assets	262,878
Trade and other non-current receivables	43,829,961
Intangible assets other than goodwill	41,786,159
Goodwill	6,652,935
Property, plant and equipment	1,365,850,084
Deferred tax assets	21,246,605
Other current financial liabilities	(62,444,763)
Trade and other current payables	(49,109,886)
Current accounts payable to related parties	(33,381,911)
Current tax liabilities	(347,483)
Other non-current financial liabilities	(259,856,654)
Non-current accounts payable to related parties	(396,081,972)
Other non-current provision	(9,169,918)
Deferred tax liabilities	(58,067,689)
Provisions for non-current employee benefits	(603,109)

Net identifiable assets acquired	739,030,509